TFA - Transfer of certain financial assets accounted for as secured borrowings (Details 7) - CHF (SFr) SFr in Millions	Dec. 31, 2017	Dec. 31, 2016
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	SFr 52,100	SFr 55,000
Securities lending transactions	8,200	9,400
Obligation to return securities received as collateral, at fair value	38,074	32,564
Total	98,400	97,000
Corporate debt securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	15,100	13,900
Securities lending transactions	400	500
Obligation to return securities received as collateral, at fair value	600	400
Asset-backed securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	5,000	10,300
Equity securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	0	1,100
Securities lending transactions	4,800	6,000
Obligation to return securities received as collateral, at fair value	35,600	31,500
Other
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	600	300
Securities lending transactions	300	400
Obligation to return securities received as collateral, at fair value	100	0
Government debt securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	31,400	29,400
Securities lending transactions	2,700	2,500
Obligation to return securities received as collateral, at fair value	1,800	700
Maturity on Demand [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	7,200	6,800
Securities lending transactions	5,700	6,700
Obligation to return securities received as collateral, at fair value	37,900	32,200
Total	50,800	45,700
Maturity Less than 30 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	32,500	31,900
Securities lending transactions	2,200	2,400
Obligation to return securities received as collateral, at fair value	0	400
Total	34,700	34,700
Maturity 30 to 90 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	5,200	8,400
Securities lending transactions	0	0
Obligation to return securities received as collateral, at fair value	0	0
Total	5,200	8,400
Maturity Greater than 90 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	7,200	7,900
Securities lending transactions	300	300
Obligation to return securities received as collateral, at fair value	200	0
Total	7,700	8,200
Bank
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	52,100	55,300
Securities lending transactions	8,200	9,400
Obligation to return securities received as collateral, at fair value	38,074	32,564
Total	98,400	97,300
Bank | Corporate debt securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	15,100	13,900
Securities lending transactions	400	500
Obligation to return securities received as collateral, at fair value	600	400
Bank | Asset-backed securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	5,000	10,300
Bank | Equity securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	0	1,100
Securities lending transactions	4,800	6,000
Obligation to return securities received as collateral, at fair value	35,600	31,500
Bank | Other
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	600	300
Securities lending transactions	300	400
Obligation to return securities received as collateral, at fair value	100	0
Bank | Government debt securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	31,400	29,700
Securities lending transactions	2,700	2,500
Obligation to return securities received as collateral, at fair value	1,800	700
Bank | Maturity on Demand [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	7,200	6,800
Securities lending transactions	5,700	6,700
Obligation to return securities received as collateral, at fair value	37,900	32,200
Total	50,800	45,700
Bank | Maturity Less than 30 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	32,500	32,200
Securities lending transactions	2,200	2,400
Obligation to return securities received as collateral, at fair value	0	400
Total	34,700	35,000
Bank | Maturity 30 to 90 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	5,200	8,400
Securities lending transactions	0	0
Obligation to return securities received as collateral, at fair value	0	0
Total	5,200	8,400
Bank | Maturity Greater than 90 Days [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities sold under repurchase agreements	7,200	7,900
Securities lending transactions	300	300
Obligation to return securities received as collateral, at fair value	200	0
Total	SFr 7,700	SFr 8,200